Expense Example - Multi Trust Funds	Dec. 31, 2025 USD ($)
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
Natixis Vaughan Nelson Select ETF | N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,908